[LOGO OF NORTH AMERICAN FUNDS          REPORT TO
 APPEARS HERE]                         SHAREHOLDERS
                                       Senior Floating Rate Fund






--------------------------------------------------------------------------------
North American Funds                         Semi-Annual Report    June 30, 1999
--------------------------------------------------------------------------------


                                       Unaudited
                                       Financial
                                       Statements

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
President's Message
--------------------------------------------------------------------------------

August 6, 1999

Dear Shareholder:

During the first six months of 1999, the fixed-income markets were volatile, as investors became concerned that the strong economy might generate a pickup in inflation. Even though inflation remained at a moderate level, interest rates rose throughout the period. The yield on the bellwether 30-year Treasury Bond reached 6-1/8% up from 5% at the beginning of the year. As interest rates rose, prices of fixed-income investments declined. By the end of June interest rates were at their highest levels and Treasury prices at their lowest levels since 1997. After weeks of speculation, the Federal Reserve Board took a "preemptive strike" against inflation and raised short-term interest rates 1/4% on June 30.

We are pleased to report that in this environment the performance of senior loans outpaced that of Treasury securities and corporate bonds, both of which produced negative returns over the six-month period. As of June 3O, 1999, the Senior Floating Rate Fund's 30-day SEC yield was 6.71%. In comparison, LIBOR (London InterBank Offered Rate), the benchmark, was 5.37%. The Fund's total return for the January through June 1999 period was 3.82%, based on a change in net asset value from $9.98 to $10.01. Without the Advisor's subsidization of a portion of the operating expenses, the stated yield would have been 4.63% and the total return would have been lower.

The rebound in the senior loan market, which began late in 1998, continued during the first six months of 1999. Capital flows into the market were strong, pushing bid levels higher for better-rated investments. However, lower quality investments continued to lag the market. While new issue volume was slow at the beginning of the year, it picked up significantly in the second quarter. The Fund took advantage of the more plentiful supply and added several new investments to the portfolio, including Packaging Corporation of America, a leading paper and packaging company, Dade Behring, the number one supplier of blood testing equipment and services, and RCN Corp., a leading telecommunications company. The Fund's investments were diversified among a number of industries and economic sectors. Telecommunications, broadcasting, food and tobacco, automobile, health, education and childcare are just some of the areas in which the Fund took additional positions.

Our outlook for the second half of 1999 is positive. While there is weakness in some market sectors, most notably health care and cyclicals, the fundamentals in these areas remain solid. The senior loan market continues to be strong, with large, liquid, well-structured, well-rated investments generating the strongest performance. Smaller, less liquid, aggressively structured investments are lagging. This is mainly a holdover from the fourth quarter of 1998. Going forward, however, we believe that senior loans should remain attractive relative to other asset classes, as investors seek more defensive investments.

At North American Funds we are committed to being available whenever you need us. If you have any questions about your investment, recent market activity or investing in general, please call our dedicated shareholder services team at 1-800-872-8037, 9 AM to 6 PM eastern time. You can also obtain information about your account from our 24-hour automated shareholder line at 800-872-2251. We also encourage you to visit our web site at www.northamericanfunds.com where you
                                            --------------------------
can obtain information about all of the investment offerings in the North American Family of Funds.

Sincerely,

/s/ Bradford K. Gallagher

Bradford K. Gallagher
President, North American Funds

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 1999

--------------------------------------------------------------------------------------------------------------

                                                                                Maturity
Industry         Description                                          Type        Date          Par      Value
--------         -----------                                          ----        ----          ---      -----
LOANS - 65.8 %
Aerospace & Defense - 1.1%
                 K&F Industries Inc                                   BTL-B    10/15/05    $498,883   $499,662
                 United Defense Corp                                  BTL-C    10/06/05     517,461    513,157
                 United Defense Corp                                  BTL-B    10/06/06     131,188    130,097
                                                                                                       -------
                                                                                                     1,142,916
Automobile - 8.2%
                 Accuride Corp                                        BTL-C    01/21/07   1,250,000  1,255,078
                 American Axle & Manufacturing                        BTL-B    04/30/06   1,000,000  1,001,295
                 Collins & Aikman Corp                                BTL-C    12/31/05   1,125,000  1,249,609
                 Dura Automotive Systems Inc                          BTL-B    03/31/06   1,000,000  1,004,175
                 Environmental Systems Products Holdings Inc          BTL-B    09/30/05     248,750    250,149
                 Exide Corp                                           BTL-B    03/18/05     998,483    995,206
                 Federal Mogul Corp                                   BTL-B    02/24/05   1,000,000  1,002,418
                 J.L. French Automotive Castings Inc                  BTL-B    10/21/06     789,474    792,681
                 Venture Holdings Trust                               BTL-B    04/01/05   1,000,000  1,002,500
                                                                                                     ---------
                                                                                                     8,553,111
Beverage, Food & Tobacco - 2.3%
                 B&G Foods Inc                                        BTL-B    03/31/06   1,000,000  1,007,500
                 Doane Pet Care Company                               BTL-B    12/31/05     239,121    239,631
                 Doane Pet Care Company                               BTL-C    12/31/06     258,380    258,931
                 Shoney's Inc                                         BTL-B    04/30/02     975,958    941,800
                                                                                                     ---------
                                                                                                     2,447,862

Broadcasting - 5.0%
                 Benedek Broadcasting Corp                            BTL-B    11/20/07   1,000,000  1,000,000
                 Capstar Radio Broadcasting Partners                  BTL-A    11/30/04     500,000    499,062
                 Capstar Radio Broadcasting Partners                  BTL-B    05/31/05     748,111    749,113
                 ComCorp Broadcasting Inc                             BTL-B    06/30/07     250,000    249,688
                 Emmis Communications Corp                            BTL-B    02/28/07   1,000,000  1,002,500
                 Muzak LLC                                            BTL-B    12/31/06   1,000,000  1,003,333
                 Telemundo Group Inc                                  BTL-B    02/28/06     500,000    496,875
                 White Knight Broadcasting Inc                        BTL-B    06/30/07     250,000    249,688
                                                                                                     ---------
                                                                                                     5,250,259

Buildings & Real Estate - 1.1%
                 Atrium Companies Inc                                 BTL-B    06/30/05      75,586     75,350
                 Atrium Companies Inc                                 BTL-C    06/30/06     108,302    107,964
                 Prison Realty Corp                                   BTL-B    01/01/03     997,500    999,059
                                                                                                     ---------
                                                                                                     1,182,373

Cargo Tansport - 1.0%
                American Commercial Lines LLC                         BTL-B     6/30/06     175,032    175,618
                American Commercial Lines LLC                         BTL-C     6/30/07     821,674    824,085
                                                                                                     ---------
                                                                                                       999,703

Chemicals, Plastics and Rubber- 1.9%
                Lyondell Petrochemical Co                             BTL-B    06/30/05     997,864  1,000,193
                Scotts Company                                        BTL-B    06/30/06     508,293    512,904
                Scotts Company                                        BTL-C    06/30/07     489,775    494,218
                                                                                                     ---------
                                                                                                     2,007,315

Containers, Packaging and Glass -3.7%
                Graham Packaging Co                                   BTL-C2   03/31/07     746,251    746,996
                Jefferson Smurfit                                     BTL-B    03/31/06     746,250    748,818
                Packaging Corporation of America                      BTL-B    04/12/07     703,512    709,338
                Packaging Corporation of America                      BTL-C    04/12/08     703,512    709,449
                RIC/Riverwood International                           BTL-B    02/28/04   1,000,000  1,004,018
                                                                                                     ---------
                                                                                                     3,918,619




   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 1999
--------------------------------------------------------------------------------

                                                                   Maturity
Industry        Description                            Type          Date                Par             Value
--------        -----------                            ----          ----                ---             -----
Diversified/Conglomerate Manufacturing - 4.1%
                Dade Behring Inc                       BTL-B       06/30/06         $500,000          $502,500
                Dade Behring Inc                       BTL-C       06/30/07          500,000           502,500
                General Cable Corporation              BTL-B       05/27/07        1,000,000         1,003,875
                GenTek Inc                             BTL-B       04/30/07        1,000,000         1,002,500
                Goodman Manufacturing Co LP            BTL-B       09/30/05        1,000,000           998,281
                SPX Corp                               BTL-B       09/30/06          248,125           249,779
                                                                                                       -------
                                                                                                     4,259,435
Ecological - 0.5%
                Safety Kleen                           BTL-B       03/10/05          248,744           249,928
                Safety Kleen                           BTL-C       03/10/06          248,744           250,052
                                                                                                       -------
                                                                                                       499,980
Finance - 1.4%
                Bridge Information Systems Inc         BTL-B        5/29/05        1,500,000         1,503,281

Grocery - 1.9%
                New World Pasta Company                BTL-B       06/28/06          744,800           749,610
                Pantry Inc                             BTL-B       01/31/06          249,375           250,622
                Pathmark Stores Inc                    BTL-B       10/31/99          998,881         1,000,299
                                                                                                     ---------
                                                                                                     2,000,531
Healthcare, Education & Childcare - 2.6%
                Alliance Imaging Inc                   BTL-C       12/31/04          248,750           247,506
                Alliance Imaging Inc                   BTL-D       06/30/05          750,000           750,469
                King Pharmaceuticals Inc               BTL-B       12/22/06          746,250           750,525
                Stryker Corp                           BTL-B       12/04/05          662,989           665,941
                Stryker Corp                           BTL-C       12/04/06          332,011           333,489
                                                                                                       -------
                                                                                                     2,747,930
Home & Office Furniture, Housewares & Durable Consumer Products - 0.2%
                Simmons Co                             BTL-B       10/29/05           71,224            71,403
                Simmons Co                             BTL-C       10/29/06          178,125           178,570
                                                                                                       -------
                                                                                                       249,973
Hotels, Motels, Inns & Gaming - 3.3%
                Felcor Lodging Trust                   BTL-B       03/31/04        1,000,000         1,003,125
                Starwood Hotels & Resorts Trust        Bridge      02/23/03        1,500,000         1,501,913
                Wyndham International Inc              BTL-B       06/30/06        1,000,000         1,000,000
                                                                                                     ---------
                                                                                                     3,505,038
Insurance - 0.9%
                Willis Corroon Group plc               BTL-B       11/19/06          522,308           523,940
                Willis Corroon Group plc               BTL-C       11/19/07          223,846           225,245
                Willis Corroon Group plc               BTL-D       05/19/08          223,846           225,245
                                                                                                       -------
                                                                                                       974,430
Leisure and Amusement - 3.8%
                American Media Inc                     BTL-B       04/01/07        1,000,000         1,004,375
                Premier Parks Inc                      BTL-B       10/31/01          997,984           997,984
                R.H. Donnelley Corp                    BTL-B       12/05/05          373,940           373,356
                R.H. Donnelley Corp                    BTL-C       12/05/06          621,034           620,064
                Regal Cinemas Inc                      BTL-B       05/27/06        1,000,000           998,912
                                                                                                       -------
                                                                                                     3,994,691
Mining & Metals - 3.6%
                Ispat Inland Inc                       Hybrid       7/16/05          498,741           495,779
                Ispat Inland Inc                       Hybrid 2     7/16/06          498,741           495,779
                Neenah Corp                            BTL-B        9/30/05        1,244,948         1,248,061
                Peabody Holding Company Inc            BTL-B        6/30/06        1,500,000         1,502,500
                                                                                                     ---------
                                                                                                     3,742,119
Oil & Gas - 1.0%
                Travel Centers of America              BTL-B        3/27/05          996,845         1,002,141

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June, 1999

---------------------------------------------------------------------------------------------------------------
                                                                       Maturity
Industry          Description                                Type        Date                Par         Value
--------          -----------                                ----        ----                ---         -----
Personal & Nondurable Consumer Products - 2.4%
                  Globe Manufacturing Co                     BTL-B      07/31/06      $1,000,000        $998,750
                  Sealy Corp                                 BTL-B      12/15/04         188,673         189,008
                  Sealy Corp                                 BTL-C      12/15/05         135,918         136,159
                  Sealy Corp                                 BTL-D      12/15/06         173,698         174,006
                  United Industries Corp                     BTL-B      01/20/06         997,500       1,002,176
                                                                                                       ---------
                                                                                                       2,500,099

Personal, Food & Misc Services - 1.2%
                 Alliance Laundry Systems LLC                BTL-B      06/30/05       1,250,000       1,250,781

Retail Stores - 1.2%
                 Central Tractor Farm & Country              BTL-B      04/30/06       1,250,000       1,254,688

Telecomminications - 11.0%
                 American Cellular Wireless Corp             BTL-B      12/31/06         500,000         500,709
                 American Cellular Wireless Corp             BTL-C      06/30/07         500,000         500,709
                 Bresnan Telecommunications Co LLC           BTL-B      01/29/08         500,000         502,500
                 Charter Communications Operating LLc        BTL-B      03/17/08       1,000,000       1,003,188
                 Davel Communications Inc                    BTL-B      06/23/05         500,000         489,063
                 Dobson Communications Corp                  BTL-B      03/23/07         500,000         502,503
                 Dobson Communications Corp                  BTL-C      12/23/07         500,000         503,133
                 Microcell Telecommunications Inc            BTL-B      03/01/06       1,000,000       1,000,000
                 Nextel Communications                       BTL-B      09/30/06       1,000,000       1,002,812
                 RCN Corp                                    BTL-B      06/30/07       1.500,000       1,507,119
                 SpectraSite Communications Inc              BTL-B      06/30/06       1,000,000       1,005,625
                 Superior TeleCom Inc                        BTL-B      11/27/05         983,399         989,815
                 Tritel Inc                                  BTL-B      12/31/07       1,000,000       1,002,646
                 TWFanch-one Co                              BTL-B      12/31/07       1,000,000       1,002,825
                                                                                                      ----------
                                                                                                      11,512,647
Textiles & Leather - 2.4%
                 Advanced Glassfiber Yarns LLC               BTL-B      09/30/05         476,250         477,441
                 Pillowtex Corp                              BTL-B      12/31/04         993,584         993,597
                 Polymer Group                               BTL-B      12/20/05         995,200       1,000,177
                                                                                                       ---------
                                                                                                       2,471,215

TOTAL LOANS      (Cost $68,823,800)                                                                  $68,971,137
                                                                                                     -----------

SHORT-TERM INVESTMENTS - 32.9%
                 American Express Co., 5.25%                            07/06/99      $5,000,000      $5,001,460
                 Ford Motor Credit Co., 4.7443%                         07/01/99      18,000,000      18,016,605
                 SSGA Money Market Fund                                               11,526,596      11,560,561
                                                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS (Cost $34,578,626)                                                      $34,578,626
                                                                                                     -----------

TOTAL INVESTMENTS - 998.7%       (Cost $103,402,426*)                                               $103,549,763
                                                                                                    ------------

OTHER ASSETS AND LIABILITIES, NET - 1.3%                                                               1,353,592
                                                                                                       ---------

NET ASSETS - 100.0%                                                                                 $104,903,355
                                                                                                    ============

* The cost for Federal Income Tax purposess is the same.




   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND INC.
Statement of Assets and Liabilities - June 30, 1999
--------------------------------------------------------------------------------


ASSETS:
-------
Investment in loans and securities, at value (identified
  cost, $103,402,426.) (See accompanying Portfolio of Investments)...........   $103,549,763
Cash.........................................................................         47,534
Receivables:
     Investments sold........................................................         58,915
     Fund shares sold........................................................      1,120,700
     Interest receivables on bank loans.......................................       555,483
     Facility fees...........................................................          2,500
     From investment adviser.................................................        254,823
Prepaid expenses.............................................................         14,302
                                                                                ------------
         Total assets........................................................   $105,604,020
                                                                                ------------

LIABILITIES:
------------
Payables:
     Fund dividends..........................................................        506,289
     Accrued expenses........................................................         50,300
Deferred facility fee........................................................        144,076
                                                                                ------------
         Total liabilities...................................................        700,655
                                                                                ------------
NET ASSETS...................................................................   $104,903,355
                                                                                ------------

NET ASSETS CONSIST OF:
----------------------
     Accumulated net realized gains (losses).................................        $30,768
     Unrealized appreciation (depreciation) on investments...................        147,337
     Capital shares at par value of $.01 (Note 3)............................      1,047,252
     Additional paid-in capital..............................................    103,677,998
                                                                                ------------

         Net assets..........................................................   $104,903,355
                                                                                ------------

NET ASSETS VALUES:
------------------

Class B Shares
 Net assets at value.........................................................    $21,615,501
 Shares outstanding..........................................................      2,157,773

Net Asset Value, offering and redemption price per share......................        $10.02
                                                                                ------------

Class C Shares
 Net assets at value.........................................................    $83,287,854
 Shares outstanding..........................................................      8,314,230

Net Asset Value, offering and redemption price per share.....................         $10.02
                                                                                ------------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statement of Operations
--------------------------------------------------------------------------------

                                                              For the Six Months
                                                                    ended
                                                                June 30, 1999
                                                              ------------------

INVESTMENT INCOME:
-----------------

  Interest...................................................    $1,917,526
  Facility and other fee income..............................        18,265
                                                                 ----------

    Total income.............................................     1,935,791
                                                                 ----------

EXPENSES:
--------

  Investment adviser fee (Note 5)............................       237,448
  Distribution fee for Class B (Note 7)......................        34,750
  Distribution fee for Class C (Note 7)......................       157,415
  Custody fee................................................        16,069
  Transfer agent fee.........................................        11,525
  Audit and legal fees.......................................         9,693
  Accounting and administration fees (Note 5)................       112,293
  Directors fees and expenses................................        15,234
  Registration and filling fees..............................        78,934
  Miscellaneous..............................................        29,741
                                                                 ----------
  Expenses before reimbursement by investment adviser........       703,111

  Reimbursement of expenses by investment adviser (Note 5)...      (604,564)
                                                                 ----------

      Net expenses...........................................        98,547
                                                                 ----------

      Net investment income..................................     1,837,244
                                                                 ----------

REALIZED AND UNREALIZED GAIN/(LOSS):
-----------------------------------

  Net realized gain on investment transactions...............        24,518
  Unrealized (depreciation) on investments...................       164,627
                                                                 ----------
      Net realized and unrealized loss.......................       189,145
                                                                 ----------
Net increase in net assets resulting from operations.........    $2,026,389
                                                                 ==========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statements Of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                               For the Period From
                                                                          For the Six Months     August 31, 1998*
                                                                                 ended               through
                                                                             June 30, 1999      December 31, 1998
                                                                          ------------------   -------------------
Increase/(Decrease) in Net Assets from:

OPERATIONS:
-----------
  Net investment income.................................................          $1,837,244              $187,433
  Net realized gain (loss) on investment transactions...................              24,518                 6,250
  Change in unrealized appreciation on investments......................             164,627               (17,290)
                                                                          ------------------   -------------------

Net increase in net assets resulting from operations....................           2,026,389               176,393

DISTRIBUTIONS FROM:
------------------
  Net investment income, Class B........................................            (467,116)              (45,215)
  Net investment income, Class C........................................          (1,370,128)             (142,218)

Increase in net assets from capital share transactions (Note 3).........          85,629,289            18,995,961
                                                                          ------------------   -------------------

Increase in net assets..................................................          85,818,434            18,984,921

Net assets at beginning of period.......................................          19,084,921               100,000
                                                                          ------------------   -------------------

Net assets at end of period.............................................        $104,903,355           $19,084,921
                                                                          ==================   ===================



* Commencement of Operations

NORTH AMERICAN SENIOR FLOATING RATE FUND,INC.
Statement of Cash Flows
-----------------------------------------------------------------------------

                                                                          For the Six Months
                                                                                 ended
                                                                              June 30,1999
                                                                       ----------------------
Increase/(Decrease)in Cash
--------------------------
Cash Flows From (Used for)Operating Activities:
 Purchase of loans ................................................       (58,764,987)
 Interest and facility fees received...............................         1,533,063
 Purchase of short-term securities,net.............................       (30,175,735)
 Proceeds from loans sold..........................................         4,113,046
 Operating expenses paid...........................................          (317,372)
                                                                         ---------------
Net Cash used for operating activities.............................       (83,611,985)
                                                                         ---------------

Cash Flows From (Used for) Financing Activities:
 Proceeds from shares sold.........................................        85,861,854
 Payments for shares redeemed......................................        (1,767,240)
 Cash dividends paid (not including reinvested dividends
    of $874,049)...................................................          (456,904)
                                                                        ---------------
Net Cash from financing activities..................................      (83,637,710)
                                                                        ---------------


Net Increase in Cash                                                           25,725
 Cash at beginning of period.......................................            21,809
                                                                           -------------
 Cash at end of period ...........................................             47,534
                                                                           -------------

Reconciliation of Net Increase in Net Assets from Operations to Net
---------------------------------------------------------------------
Cash used for Operating Activities
----------------------------------
 Net increase in net assets from operations .......................         2,026,389
 Increase in interest and facility fees receivable.................          (471,120)
 Increase in receivable for investments sold.......................           (55,320)
 Decrease in prepaid expenses and other assets.....................            42,084
 Increase in deferred facility fees................................            69,746
 Increase in net accrued expenses..................................          (260,576)
 Net increase in investments.......................................       (84,963,188)
                                                                         --------------
Net cash used for operating activities...........................         (83,611,985)
                                                                         --------------



NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Financial Highlights (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                      Class B
                                                                         --------------------------------
                                                                                              Period from
                                                                         Six Months             8/31/98*
                                                                            ended               through
                                                                           6/30/99              12/31/98
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $9.98               $10.00
---------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                                        0.34                 0.20
  Net realized and unrealized gain on investments                              0.04                (0.02)
                                                                         --------------------------------
    Total from investment operations                                           0.38                 0.18
                                                                         --------------------------------
Distributions
  Dividends from net investment income                                        (0.34)               (0.20)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                               $10.02                $9.98
---------------------------------------------------------------------------------------------------------

Total Return                                                                   3.82%                1.89%+

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                                         $21,616               $4,826
---------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets                                0.23%#               0.00%#
---------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets                         6.66%#               6.11%#
---------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                                         1%+                 18%+
---------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement by adviser                        2.53%                4.02%#
---------------------------------------------------------------------------------------------------------


                                                                                      Class C
                                                                         --------------------------------
                                                                                              Period from
                                                                         Six Months             8/31/98*
                                                                            ended               through
                                                                           6/30/99              12/31/98
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $9.98               $10.00
---------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                                        0.34                 0.20
  Net realized and unrealized gain on investments                              0.04                (0.02)
                                                                         --------------------------------
    Total from investment operations                                           0.38                 0.18
                                                                         --------------------------------
Distributions
  Dividends from net investment income                                        (0.34)               (0.02)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                               $10.02                $9.98
---------------------------------------------------------------------------------------------------------

Total Return                                                                   3.82%                1.89%+
---------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
---------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                                         $83,288              $14,259
---------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets                                0.23%                0.00%#
---------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets                         6.45%                6.11%#
---------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                                         1%                  18%+
---------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement by adviser                        2.52%                4.01%#
---------------------------------------------------------------------------------------------------------



* Commencement of Operations
+ Not annualized
# Annualized


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. The North American Senior Floating Rate Fund, Inc. (the "Fund') is a non-diversified closed-end, management investment company. The Fund is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended. The Funds investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations.

The Fund may offer three classes of shares. Class B shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge which declines from 3% in the first year after purchase to zero after the fourth year. Class C shares are sold to the public at net asset value arid are subject to an Early Withdrawal Charge of 1% in the first year after purchase. Class A shares are not currently offered, and are available only upon the conversion of Class B and C shares after being held by the shareholders for eight and ten years, respectively. The share classes also differ in their respective distribution and certain other class-specific expenses. Investment income, realized and unrealized capital gains and losses and common expenses of the Fund are allocated pro-rata to each class based on the average daily net assets of each class. Dividends are declared separately for each class. All classes have equal rights to assets and voting privileges.

CypressTree Asset Management Corporation, Inc. ("CAM"). a wholly-owned subsidiary of CypressTree Investments, Inc. ("CypressTree") serves as investment adviser and principal underwriter for the Fund. CypressTree Investment Management Company, Inc. (CIMCO) serves as the Fund's subadviser. CypressTree Funds Distributors, Inc. ("CFD"), also a wholly-owned subsidiary of CypressTree, serves as distributor for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Fund's financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Security Valuation. The Funds Investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree in CIMCO's opinion and for which CIMCO can obtain at least two quotations from banks or dealers in Loans will be valued by calculating the mean of the last available bid and asked prices in the market for such Loans, and then using the mean of those two means. If only one quote for a particular Loan is available, the Loan will be valued on the basis of the mean of the last available bid and asked prices in the market. Loans for which an active secondary market does not exist to a reliable degree in CIMCO's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, CIMCO will consider, among other factors, (a) the creditworthiness of the Borrower and any Intermediate Participants, (b) the terms of the Loan, (c) recant prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those secunties for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Obligations purchased with remaining maturities of 60 days or less are valued at amortized cost unless this method is determined not to produce fair valuation. Repurchase agreements and investments in money market funds are valued at cost plus accrued interest Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

Federal Income Taxes. It Is the Fund's polIcy to qualify as a regulated investment company under Subchapter M of the Intemal Revenue Code, as amended, and to distribute all of its taxable Income and any net realized gain on investments to its shareholders each year. Accordingly, no federal income lax provision is required.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly. The Fund distributes realized net capital gains, if any, at least annually, after offset by any capital loss carryovers.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 2, continued

Repurchase Agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Estimates. Preparing the financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts reported for the reporting period and as of the end of the reporting period. Actual results could differ from those estimates.

Income. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the stated life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., are recorded as income when received or contractually due to the Fund.

Gains/Losses. Gains or losses realized on the sale of portfolio assets are recognized on the trade date using the specific identification method.

3. CAPITAL SHARES. The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in three different classes. Share activity for the period ended June 30, 1999 was as follows:

                                                       Class B                        Class C
                                             ---------------------------     ---------------------------
                                                Shares        Capital          Shares         Capital
                                             -----------    ------------     -----------    ------------
     Sold................................     1,687,873     $16,877,214       6,937,981     $69,410,179
     Reinvestment of distributions.......        13,376         133,805          73,998         740,246
     Redeemed............................       (26,962)       (269,696)       (126,228)     (1,262,459)
                                             -----------    ------------     -----------    ------------
       Net increase/(decrease)...........     1,674,287     $16,741,323       6,885,751     $68,887,966
                                             ===========    ============     ===========    ============

Share activity for the period ended December 31, 1998 was as follows:

                                                       Class B                        Class C
                                             ---------------------------     ---------------------------
                                                Shares        Capital          Shares         Capital
                                             -----------    ------------     -----------    ------------
     Sold................................       471,473      $4,708,001       1,487,617     $14,858,203
     Reinvestment of distributions.......         2,013          20,087          11,126         111,045
     Redeemed............................            --              --         (70,264)       (701,375)
                                             -----------    ------------     -----------    ------------
       Net increase/(decrease)...........       473,486      $4,728,088       1,428,479     $14,267,873
                                             ===========    ============     ===========    ============

In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders will be sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the period ended June 30, 1999, the Fund made six Repurchase Offers, and actually redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

                       Amount  Tendered
                  -------------------------
                    Shares       Capital
                  ----------   ------------
     February       32,787       $327,548
     March          51,367        513,560
     April          34,449        344,825
     May            30,510        305,414
     June            4,076         40,808

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF SECURITIES. During the period ended June 30, 1999, the Fund's cost of purchases of Loans and proceeds from Loan sales were $58,764,987 and $4,113,046, respectively. Unrealized appreciation and depreciation in the value of those investments at June 30, 1999 for federal income tax purposes were as follows:

     Gross unrealized appreciation      $  167,724
     Gross unrealized depreciation        (20,387)
                                       ------------
     Net unrealized depreciation        $  147,337
                                       ============


5. INVESTMENT ADVISORY AGREEMENT. The Fund maintains an Investment Advisory Agreement with CAM ("Adviser"), who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets; 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund.

CAM has retained CIMCO to serve as the Fund's subadviser to manage the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, CIMCO receives from CAM an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.45% for the first $1 billion of average daily gross assets; 0.40% for average daily gross assets between $1 billion and $2 billion; and 0.35% for average daily gross assets of more than $2 billion. Average daily gross assets are computed as described above. The fee paid to CIMCO is not an additional charge to the Fund or its shareholders.

CAM, as the Fund's Administrator under an Administration Agreement, is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, CAM receives an annual fee equal to 0.40% of average daily gross assets of the Fund. Average daily gross assets are computed as described above.

For the period ended June 30, 1999, CFO as the Fund's distributor, received $15,425 in Early Withdrawal Charges on redemptions from the Fund.

6. EXPENSE REIMBURSEMENT. Pursuant to the Investment Advisory Agreement, the Adviser will reduce the advisory fee or if necessary reimburse each class of the Fund (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the Fund's distribution fees) for expenses incurred in excess of 1.40% (expense limitation). For the period ended June 30, 1999, the Adviser waived fees in the amount of $237,448, and reimbursed $367,116 of the Fund's expenses.

7. DISTRIBUTION PLAN, The Fund has adopted Distribution Plans ("Plans") applicable to Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment of a fixed percentage of .75% of average net assets to finance distribution expenses.

8. DIRECTOR COMPENSATON. The Fund pays each Director who is not an employee or a director of the Adviser or its affiliates a fee of $750 plus travel expenses for each Board of Directors meeting attended, $250 for each telephone meeting and an annual retainer of $3,000.

9, LINE OF CREDIT. The Fund has an agreement with Fleet National Bank that provides a $20,000,000 Line of Credit to the Fund that may be used for cash overdraft protection. The Fund pays a commitment fee of 520,000 annually, and interest is charged on any borrowed amounts at the currently effective Federal Funds Rate plus .55%. This Line of Credit was not used during the period ended June 30, 1999.

Directors
Bradford K. Gallagher, Chairman
William F. Achtmeyer
William F. Devin
Kenneth J. Lavery
Arthur S. Loring


Officers
Bradford K. Gallagher, President
Joseph T. Grause, Jr.,
  Vice President and Treasurer
John I. Fitzgerald, Secretary


Distributor
CypressTree Funds Distributors, Inc.
286 Congress Street
Boston, MA 02210


Adviser
CypressTree Asset Management Corporation, Inc.
125 High Street
Boston, MA 02110


Transfer and Dividend Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266-8505


Independent Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


North American Funds Shareholder Service
286 Congress Street
Boston, MA 02210
800-872-8037

                                                                      0799:90417